Related Parties Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions
(b)	During the six months ended June 30, 2020 and 2021, other than disclosed elsewhere, the Company had the following material related parties transactions:

	Six Months ended June 30,
(In thousands)	2020	2021
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	3,148	4,249
Beijing Huaxianglianxin Technology Company	30	405
Purchase of data connectivity service:
Maya	26	24
Beijing Huaxianglianxin Technology Company	263	80

(c)	The Company had the following related parties balances as December 31, 2020 and June 30, 2021:

(In thousands)	December 31, 2020	June 30, 2021
Deposits received from related parties:
Maya	1,498	1,496
Amounts payable to related parties:
Maya	5	—
Beijing Huaxianglianxin Technology Company	—	29
Amounts receivable from related parties:
Maya	2,264	852
Beijing Huaxianglianxin Technology Company	—	385